SUPPLEMENTAL BALANCE SHEET DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts were as follows:

	July 28 to December 31, 2022	January 1 to July 27, 2022	Year ended December 31, 2021
			(As Restated)
(In thousands)	Successor	Predecessor
Balance at beginning of period	$1,061	$671	$368
Provision for bad debts	(67)	390	303
Write-off of uncollectible accounts	—	—	—
Balance at end of period	$994	$1,061	$671

Schedule of Inventory
The components of inventories were as follows:

	As of December 31, 2022	As of December 31, 2021
		(As Restated)
(In thousands)	(Successor)	(Predecessor)
Work in process	$11,138	$1,569
Finished goods	43,246	20,042
Total inventory	$54,384	$21,611

Property and Equipment, Net	The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Gondolas	3 years
Leasehold improvements	Lesser of useful life or term of lease
Property and equipment, net consisted of the following:

	As of December 31, 2022	As of December 31, 2021
		(As Restated)
(In thousands)	(Successor)	(Predecessor)
Computer hardware, software and equipment	$944	$752
Furniture and fixture	724	—
Machinery and equipment	608	70
Internally developed software	889	1,041
Gondolas	6,040	—
Leasehold improvements	2,051	13
Total property and equipment	$11,256	$1,876
Less accumulated depreciation	(2,928)	(678)
Property and equipment, net	$8,328	$1,198

Other Current Liabilities
The major components of other current liabilities consisted of the following (in thousands):

	As of December 31, 2022	As of December 31, 2021
		(As Restated)
(In thousands)	(Successor)	(Predecessor)
Accrued salaries and related expenses	$9,069	$6,876
Accrued sales returns and damages	2,651	—
Accrued marketing expenses	95	2,963
Accrued distribution fees	1,621	760
Related party liability	9,914	—
Other	2,773	2,084
Total	$26,123	$12,683